Investments - Scheduled maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost, net
Due in one year or less	$ 236,261
Due after one year through five years	1,259,325
Due after five years through ten years	1,686,785
Due after ten years	1,107,792
Subtotal	4,290,163
MBS	3,329
Amortized cost, net	4,293,492	$ 4,023,107
Fair value
Due in one year or less	241,561
Due after one year through five years	1,348,880
Due after five years through ten years	1,900,883
Due after ten years	1,423,948
Subtotal	4,915,272
MBS	3,602
Total	$ 4,918,874	$ 4,434,362